Income taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income taxes
12.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2020	2019	2018
Current year	(2 082)	(2 863)	(2 704)
(Underprovided)/overprovided in prior years	119	58	101

Current tax expense	(1 963)	(2 805)	(2 603)
Origination and reversal of temporary differences	(30)	(21)	(148)
(Utilization)/recognition of deferred tax assets on tax losses	13	13	120
Recognition of previously unrecognized tax losses	48	27	46

Deferred tax (expense)/income	31	19	18

Total income tax expense	(1 932)	(2 786)	(2 585)
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2020	2019	2018
Profit before tax	2 079	12 776	7 741
Deduct share of results of associates and joint ventures	156	152	153

Profit before tax and before share of results of associates and joint ventures	1 924	12 624	7 588
Adjustments to the tax basis
Government incentives	(428)	(709)	(742)
Non-deductible/(non-taxable) marked to market on derivatives	2 219	(1 776)	3 496
Non-deductible impairment of goodwill	2 500	—
Other expenses not deductible for tax purposes	1 512	1 223	1 796
Other non-taxable income	(250)	(282)	(158)

	7 477	11 080	11 980
Aggregate weighted nominal tax rate	27.7%	26.2%	26.5%
Tax at aggregated nominal tax rate	(2 069)	(2 901)	(3 172)
Adjustments on tax expense
Utilization of tax losses not previously recognized	13	13	120
Recognition of deferred taxes on previous years’ tax losses	48	27	46
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(386)	(137)	(125)
(Underprovided)/overprovided in prior years	119	58	101
Deductions from interest on equity	431	666	471
Deductions from goodwill	16	20	17
Other tax deductions	218	259	400
US Tax reform (change in tax rate and other)	—	—	116
Change in tax rate	61	(95)	144
Withholding taxes	(423)	(505)	(403)
Other tax adjustments	39	(191)	(300)

	(1 932)	(2 786)	(2 585)
Effective tax rate	100.4%	22.1%	34.1%
The total income tax expense for 2020 amounts to 1 932m US dollar compared to 2 786m US dollar for 2019 and 2 585m US dollar for 2018. The effective tax rate is 100.4% for 2020 compared to 22.1% for 2019 and 34.1% for 2018.
The 2020 effective tax rate is negatively impacted by the
non-deductible,
non-cash
goodwill impairment loss and the
non-deductible
losses from derivatives. These derivatives relate to the hedging of share-based payment programs and the hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB. The 2019 effective tax rate was positively impacted by non-taxable
gains from these derivatives. The 2018 effective tax rate was negatively impacted by non-deductible
losses from these derivatives.
During 2018, the company finalized the
re-measurement
of current and deferred taxes resulting from the US Tax reform enacted on 22 December 2017, based on published regulation and guidance. Such remeasurement resulted in an adjustment of 116m US dollar in 2018 to the reported current and deferred taxes.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.

Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2020	2019	2018
Re-measurements of post-employment benefits	58	19	22
Exchange differences, cash flow and net investment hedges	304	88	108

Income tax (losses)/gains	361	107	130